As filed with the Securities and Exchange Commission on November 13, 1996
                            Registration No. 2-84920

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |_|

                       Post-Effective Amendment No. 27 |X|

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |_|

                              Amendment No. 28 |X|
                        (Check appropriate box or boxes)
                       ___________________________________

                                SBSF FUNDS, INC.
               (Exact Name of Registrant as specified in Charter)
                              45 Rockefeller Plaza
                            New York, New York 10111
          (Address of Principal Executive Offices, including Zip Code)
                           __________________________

       Registrant's Telephone Number, including Area Code: (212) 903-1255

                                 Leigh A. Wilson
                               c/o Karen F. Haber
                           KeyCorp Management Company
                          127 Public Square, 13th Floor
                               Cleveland, OH 44114
                     (Name and Address of Agent for Service)

                                   Copies to:
      Michael R. Parker, Esq.                    Robert M. Kurucza, Esq.
Spears, Benzak, Salomon & Farrell, Inc.           Marco E. Adelfio, Esq.
       45 Rockefeller Plaza                      Morrison & Foerster LLP
     New York, New York  10111          2000 Pennsylvania Ave., N.W., Suite 5500
                                                 Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):

|X|   Immediately upon filing pursuant to |_|       on (date) pursuant to
      Rule 485(b), or                                 Rule 485(b), or

|_|   60 days after filing pursuant to    |_|       on (date) pursuant to Rule
      Rule 485(a), or                                 485(a)(1), or

|_|   75 days after filing pursuant       |_|       on (date) pursuant to
      to paragraph (a)(2), or                       paragraph (a)(2) of Rule 485

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                               Calculation of Registration Fee
                                              Under the Securities Act of 1933*

           -------------------------- ------------------------- -------------------------- ------------------- --------------------
                                                                                           Proposed Maximum
                                                                                           Aggregate
           Title of Securities                                  Proposed Maximum           Offering Price***   Amount of
           Being Registered           Amount Being              Offering Price                                 Registration
                                      Registered**              Per Share**                                    Fee

           -------------------------- ------------------------- -------------------------- ------------------- --------------------
           -------------------------- ------------------------- -------------------------- ------------------- --------------------

           SBSF Capital Growth Fund   68,171                    $9.83                      $330,000.00         $100.00


           -------------------------- ------------------------- -------------------------- ------------------- --------------------
           -------------------------- ------------------------- -------------------------- ------------------- --------------------

           Key Money Market Mutual    17,441,509                $1.00                      $0                  $0
           Fund

           -------------------------- ------------------------- -------------------------- ------------------- --------------------

                  Total                                                                   $330,000.00          $100.00


     * Registrant continues its election to register an indefinite number or amount of shares of common stock under the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's most recent fiscal year ended November 30, 1995 was filed on January 29, 1996.

     ** Calculated on the basis of the share prices in effect on November 1, 1996 pursuant to Rule 457(d) under the Securities Act of 1933.

     *** The respective maximum aggregate offering prices for shares of common stock of the SBSF Fund and the Key Money Market Mutual Fund are calculated pursuant to Rule 24e-2 under the Investment Company Act of 1940. During its fiscal year ended November 30, 1995, the Registrant redeemed or repurchased shares of its common stock in the aggregate amount of $96,796,557 (54,432,819 shares). During its current fiscal year, an amount of $0 (0 shares) for the SBSF Capital Growth Fund and $33,679,349 (33,679,349 shares) for the Key Money Market Mutual Fund contributed to the aggregate amount (including all funds of the Company) of $79,046,242 (47,196,675 shares) used for reductions pursuant to paragraph (c) of Rule 24f-2 under the Investment Company Act of 1940. None of the redeemed shares were used for reductions pursuant to Rule 24e-2 in previous post-effective amendments filed during the current fiscal year. Accordingly, the Funds now are registering an aggregate amount of $18,080,315 (17,509,680 shares), which is equal to the remaining 17,476,110 shares redeemed during the fiscal year ended November 30, 1995, plus 33,570 shares. While no fee is due with respect to the registration of 34,601 shares of the SBSF Capital Growth Fund and 17,441,509 shares of the Key Money Market Mutual Fund registered hereby, the Registrant has elected to register, for $100.00, an additional $330,000 worth of shares (approximately 33,570 shares of SBSF Capital Growth Fund).


                              CONTENTS OF AMENDMENT


         This Post-Effective Amendment No. 27 to the Registration Statement of SBSF Funds, Inc. (d/b/a Key Mutual Funds) is comprised of the following papers and documents:

     1. The facing sheet to register a definite number of Shares of common stock, par value $.01 per share, of the SBSF Capital Growth Fund and the Key Money Market Mutual Fund;

     2.   A signature page; and

     3. Exhibit Ex-99.B.10, the opinion and consent of Morrison & Foerster LLP, counsel to the Registrant, as to the legality of the Shares being registered.

         With the exception of the items listed above, this Post-Effective Amendment No. 27 under the Securities Act of 1933 incorporates by reference all materials filed as part of Post-Effective Amendment No. 24 to Form N-1A for SBSF Funds, Inc. (d/b/a Key Mutual Funds), File No. 2-84920.

         The sole purpose of this Post-Effective Amendment No. 27 is to register a definite number of additional Shares of common stock of SBSF Funds, Inc. (d/b/ a Key Mutual Funds) pursuant to Rule 24e-2(a) under the Investment Company Act of 1940.

                                     PART C

                                OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

       (b)     Exhibits

               (Ex-99.B.10)Opinion and consent of Morrison & Foerster LLP

                      [MORRISON & FOERSTER LLP LETTERHEAD]


                                November 12, 1996

                                                    Writer's Direct Dial Number
                                                          (202) 887-1500



SBSF Funds, Inc.
45 Rockefeller Plaza
New York, NY  10111

         Re: Post-Effective Amendment No. 27 to SBSF Funds, Inc. Registration Statement on Form N-1A

Ladies and Gentlemen:

     We refer to Post-Effective Amendment No. 27 and Amendment No. 28 to the Registration Statement on Form N-1A (SEC File No. 2-84920) (the "Registration Statement") of SBSF Funds, Inc., a Maryland corporation (d/b/a Key Mutual Funds) (the "Company"), relating to the registration of 68,171 shares of the SBSF Capital Growth Fund and 17,441,509 shares of the Key Money Market Mutual Fund (collectively, the "Shares"). The registration of such Shares is being made in reliance on Section 24(e)(1) of the Investment Company Act of 1940.

     We have been requested by the Company to furnish this opinion as Exhibit 10 to the Registration Statement.

     We have examined documents relating to the organization of the Company and the authorization and issuance of the Shares. We have also made such inquiries of the Company and examined such questions of law as we have deemed necessary for the purpose of rendering the opinion set forth herein. We have assumed the genuineness of all signatures and the authenticity of all items submitted to us as originals and the conformity of all items submitted to us as copies.

     Based upon and subject to the foregoing, we are of the opinion that:

     The issuance and sale of the Shares have been duly and validly authorized by all appropriate corporate action, and assuming delivery of the Shares by sale or in accord with the Company's dividend reinvestment plan in accordance with the Company's then-current Registration Statement under the Securities Act of 1933, the Shares will be validly issued, fully paid and nonassessable.

     We consent to the submission of a copy of this opinion to the Securities and Exchange Commission in connection with the registration of a definite number of shares in Post-Effective Amendment No. 27 and Amendment No. 28 to the Company's Registration Statement, as contemplated in Section 24(e)(1) of the Investment Company Act of 1940.

     The opinion given above is subject to the condition that the Company shall have complied or will comply with the provisions of any applicable laws, regulations and permits of any state or foreign country in which any of the Shares are sold or are issued in accord with the Company's dividend reinvestment plan.
                                                     Very truly yours,

                                                     /s/ Morrison & Foerster LLP

                                                     MORRISON & FOERSTER LLP

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kalamazoo, and State of Michigan on the 12th day of November, 1996.

                                               SBSF FUNDS, INC.

                                               By:        *
                                                       Leigh A. Wilson
                                                       President

                                               By:     /s/ Scott A. Englehart
                                                       Scott A. Englehart
                                                       *Attorney-in-Fact

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following individuals in the capacities and on the date indicated:

         SIGNATURES                                 TITLE                                          DATE

               *                                    President and Director                         November 12, 1996
         Leigh A. Wilson                            (Principal Executive Officer)

               *                                    Director                                       November 12, 1996
         Eugene J. McDonald

               *                                    Non-Executive Chairman                         November 12, 1996
         Frank A. Weil                              and Director

               *                                    Director                                       November 12, 1996
         Edward P. Campbell

               *                                    Treasurer (Principal Financial Officer         November 12, 1996
         Kevin L. Martin                            and Principal Accounting Officer)

*By:     /s/ Scott A. Englehart
         Scott A. Englehart
         *Attorney-in-Fact